Intangible assets - Other intangible assets	12 Months Ended
Dec. 31, 2018
Intangible assets - Other intangible assets
Intangible assets - Other intangible assets

16.  Intangible assets - Other intangible assets

a)   Changes

The changes in Other intangible assets in the consolidated balance sheet were as follows:

Intangible Assets
with Finite Useful Life

Cost:
Balances at January 1, 2017	8,219
Additions	2,712
Disposals	(142)
Balances at December 31, 2017	10,789
Additions	2,964
Disposals	—
Balances at December 31, 2018	13,753

Accumulated amortization and impairment:
Balances at January 1, 2017	(4,181)
Additions	(1,523)
Disposals	141
Balances at December 31, 2017	(5,563)
Additions	(1,880)
Disposals	—
Balances at December 31, 2018	(7,443)
Balances at December 31, 2017	5,226
Balances at December 31, 2018	6,310

b)   Breakdown

The breakdown of Other intangible assets in the consolidated balance sheet is as follows:

	Estimated		Accumulated	Impairment	Carrying
	Useful Life	Cost	Amortization	Losses	Amount
IT developments	3 years	10,702	(5,548)	—	5,154
Others	10 years	87	(15)	—	72
Balances at December 31, 2017		10,789	(5,563)	—	5,226

IT developments	3 years	13,666	(7,420)	—	6,246
Others	10 years	87	(23)	—	64
Balances at December 31, 2018		13,753	(7,443)	—	6,310

As of December 31, 2017 and 2018, there are no intangible assets with restricted title or intangible assets pledged as security for liabilities.